Fair Value Measurements (Details) - USD ($)	Jun. 16, 2025	Dec. 31, 2025
Fair Value Measurements (Details) [Line Items]
Marketable securities held in the trust account		$ 205,642,100
IPO [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of public rights	$ 4,361,306
Price per public right (in Dollars per share)	$ 0.23